Inventory (Tables)	12 Months Ended
Dec. 31, 2021
Inventory
Schedule of inventory

	December 31,	December 31,
	2021	2020
Raw materials	$542,062	$489,750
Finished products	231,836	53,223
Work in process	295,800	128,278
Total Inventory	$1,069,698	$671,251